Supplement to the

Fidelity® Ohio Municipal Income Fund (FOHFX) and Fidelity Ohio Municipal Money Market Fund (FOMXX)

Funds of Fidelity Municipal Trust and Fidelity Municipal Trust II

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2013

For Fidelity Ohio Municipal Money Market Fund, the following information replaces the information in the "Fund Holdings Information" section beginning on page 67.

Fidelity Ohio Municipal Money Market Fund will provide a full list of holdings as of the last day of the previous month on www.fidelity.com. This information will be provided monthly by no later than the fifth business day of each month. The information will be available on the web site for a period of not less than six months.

OFS-OFRB-13-02  April 1, 2013
1.475824.130

Supplement to the

Fidelity® Pennsylvania Municipal Income Fund (FPXTX)

A Fund of Fidelity Municipal Trust

Fidelity Pennsylvania Municipal Money Market Fund (FPTXX)

A Fund of Fidelity Municipal Trust II

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2013

For Fidelity Pennsylvania Municipal Money Market Fund, the following information replaces the information in the "Fund Holdings Information" section beginning on page 60.

Fidelity Pennsylvania Municipal Money Market Fund will provide a full list of holdings as of the last day of the previous month on www.fidelity.com. This information will be provided monthly by no later than the fifth business day of each month. The information will be available on the web site for a period of not less than six months.

PFRB-13-02  April 1, 2013
1.475741.130

Supplement to the

Fidelity® Michigan Municipal Income Fund (FMHTX) and Fidelity Michigan Municipal Money Market Fund (FMIXX)

Funds of Fidelity Municipal Trust and Fidelity Municipal Trust II

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2013

The following information replaces the third paragraph found in the "Fund Holdings Information" section on page 59.

Fidelity Michigan Municipal Money Market Fund will provide a full list of holdings as of the last day of the previous month on www.fidelity.com. This information will be provided monthly by no later than the fifth business day of each month. The information will be available on the web site for a period of not less than six months.

MIS/MIFB-13-01  April 1, 2013
1.476056.128